Subsequent Events (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	3 Months Ended		12 Months Ended			0 Months Ended						0 Months Ended	1 Months Ended			0 Months Ended
	Dec. 24, 2012	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 15, 2013 Utica Shale [Member] well acre	Dec. 24, 2012 Utica Shale [Member] acre	Dec. 31, 2012 Utica Shale [Member] acre	Dec. 21, 2012 Utica Shale [Member] acre	Dec. 19, 2012 Utica Shale [Member] acre	Dec. 17, 2012 Utica Shale [Member] acre	Feb. 15, 2013 Subsequent Event [Member] Utica Shale [Member] well acre	Feb. 28, 2013 Subsequent Event [Member] Utica Shale [Member]	Jan. 07, 2013 Subsequent Event [Member] Utica Shale [Member] acre	Dec. 31, 2012 Subsequent Event [Member] Utica Shale [Member]	Feb. 15, 2013 Common Stock [Member] Public Offering [Member]	Jan. 07, 2013 Common Stock [Member] Public Offering [Member]	Dec. 24, 2012 Common Stock [Member] Public Offering [Member]	Jan. 07, 2013 Common Stock [Member] Public Offering [Member]	Dec. 05, 2011 Common Stock [Member] Public Offering [Member]	Jul. 15, 2011 Common Stock [Member] Public Offering [Member]	Mar. 30, 2011 Common Stock [Member] Public Offering [Member]	May 25, 2010 Common Stock [Member] Public Offering [Member]	May 25, 2010 Common Stock [Member] Public Offering [Member]	May 19, 2010 Common Stock [Member] Public Offering [Member]	Feb. 15, 2013 Common Stock [Member] Public Offering [Member] Subsequent Event [Member]	Jan. 07, 2013 Common Stock [Member] Public Offering [Member] Subsequent Event [Member]	Jan. 07, 2013 Common Stock [Member] Public Offering [Member] Subsequent Event [Member]
Subsequent Event [Line Items]
Issuance of common stock in public offering, shares																	8,912,500		11,750,000		4,600,000	3,450,000	2,760,000			1,481,481	8,912,500
Stock option, portion attributable to underwriters (shares)																		900,000	750,000					187,022
Stock option, portion available to underwriters (shares)																			1,650,000									900,000
Proceeds from issuance of common stock	$ 427,900	$ 357,640		$ 427,091	$ 307,154	$ 21,879	$ 325,800	$ 460,700									$ 325,800		$ 427,900	$ 460,700	$ 128,000	$ 94,700	$ 84,300		$ 21,600		$ 325,800		$ 460,700
Share price (usd per share)																	$ 38.00		$ 38.00		$ 29.00	$ 28.75	$ 32.00			$ 13.50	$ 38.00
Gas and oil areage, undeveloped, net							22,000	37,000	106,000	37,000	7,000	30,000	22,000		37,000
Cash price of ownership interest		$ 320,489	$ 84,778	$ 757,192	$ 287,292	$ 101,644							$ 220,000
Number of wells excluded from acquisition													14
Number of proposed future wells excluded from acquisition							16						16
Ownership percentage of acreage														93.80%		77.70%
Ownership percentage, additional acreage purchased														16.20%